Significant Accounting Policies and Basis of Presentation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 20, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies and Basis of Presentation [Line Items]
Accumulated deficit		$ (24,849,319)		$ (21,215,257)	$ (6,243,448)
Net income loss		(3,421,792)	$ (1,538,949)	(14,792,886)	(4,911,926)
Allowance for current credit losses		123,513		123,513	0
Net loss sustained		$ (3,636,312)	$ (1,538,949)	(15,064,131)	(4,911,926)
Federal deposit insurance corporation				250,000
Excess amount				$ 114,080	43,094
Useful life				2 years
Advertising expenses				$ 107,766	$ 28,469
Convertible Notes Payable [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Beneficial conversion feature				$ 1,569,395
Trademarks [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Useful life		5 years		5 years
Class A Common Stock [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Voting rights	25 votes
Voting rights	25 votes	one (1) vote for each share		one (1) vote for each share
Class B Common Stock [Member]
Significant Accounting Policies and Basis of Presentation [Line Items]
Voting rights	1
Voting rights	1	twenty-five (25) votes for each share		twenty-five (25) votes for each share